Balance Sheets (Parenthetical) (USD $)	Feb. 29, 2012	Aug. 31, 2011	Aug. 31, 2010
Stockholders' Equity
Common Stock par value	$ 0.001	$ 0.001	$ 0.001
Common Stock Authorized	500,000,000	500,000,000	500,000,000
Common Stock Issued	87,827,461	79,349,908	67,046,785
Common Stock Outstanding	87,827,461	79,349,908	67,046,785